Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.7%)
ArcelorMittal 3.600%, 7/16/24	225,000	220
Celanese US Holdings LLC
5.900%, 7/5/24	1,000,000	1,000
6.050%, 3/15/25	1,235,000	1,242
Celulosa Arauco y Constitucion SA 4.500%, 8/1/24	365,000	358
Ecolab, Inc.
1.650%, 2/1/27	215,000	195
5.250%, 1/15/28	625,000	648
LYB International Finance III, LLC 1.250%, 10/1/25	373,000	338
Nucor Corp.
2.000%, 6/1/25	155,000	146
3.950%, 5/23/25	275,000	271
Nutrien, Ltd. 4.900%, 3/27/28	240,000	240
POSCO 4.375%, 8/4/25 §	1,000,000	984
The Sherwin-Williams Co.
4.050%, 8/8/24	155,000	153
4.250%, 8/8/25	230,000	227
Steel Dynamics, Inc. 2.800%, 12/15/24	200,000	191
Westlake Chemical Corp. 0.875%, 8/15/24	435,000	412

Total		6,625

Communications (3.0%)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 7/23/25	2,090,000	2,069
Comcast Corp.
3.375%, 8/15/25	400,000	391
5.250%, 11/7/25	225,000	230
Cox Communications, Inc. 3.150%, 8/15/24 144A	1,023,000	997
KT Corp. 4.000%, 8/8/25 144A	1,020,000	998
NBN Co., Ltd. 1.450%, 5/5/26 144A	1,000,000	904
NTT Finance Corp.
0.583%, 3/1/24 144A	265,000	254
4.142%, 7/26/24 144A	200,000	198
4.239%, 7/25/25 144A	200,000	197
Rogers Communications, Inc. 3.200%, 3/15/27 144A	690,000	649
SES SA 3.600%, 4/4/23 144A	555,000	555
Sky, Ltd. 3.750%, 9/16/24 144A	1,450,000	1,422
T-Mobile USA, Inc.
2.250%, 2/15/26	470,000	437
3.500%, 4/15/25	595,000	579

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Communications continued
Verizon Communications, Inc.
0.850%, 11/20/25	500,000	455
1.450%, 3/20/26	650,000	598
2.625%, 8/15/26	845,000	799

Total		11,732

Consumer, Cyclical (4.9%)
7-Eleven, Inc. 0.800%, 2/10/24 144A	325,000	311
Advance Auto Parts, Inc. 5.900%, 3/9/26	130,000	133
American Airlines Pass Through Trust, Series 2017-2, Class B 3.700%, 4/15/27	209,834	196
Aptiv PLC / Aptiv Corp. 2.396%, 2/18/25	130,000	124
AutoZone, Inc.
3.125%, 4/18/24	515,000	505
3.625%, 4/15/25	235,000	229
Brunswick Corp. 0.850%, 8/18/24	685,000	640
Daimler Finance North America LLC
1.625%, 12/13/24 144A	580,000	549
5.150%, 1/16/26 144A	165,000	166
5.200%, 1/17/25 144A	215,000	215
General Motors Financial Co., Inc. 2.900%, 2/26/25	965,000	921
Genuine Parts Co. 1.750%, 2/1/25	220,000	208
Hasbro, Inc. 3.000%, 11/19/24	1,030,000	993
Hyatt Hotels Corp. 1.300%, 10/1/23	325,000	318
Hyundai Capital America
0.800%, 1/8/24 144A	390,000	376
0.875%, 6/14/24 144A	510,000	483
1.000%, 9/17/24 144A	255,000	239
5.500%, 3/30/26 144A	270,000	270
5.600%, 3/30/28 144A	350,000	351
Hyundai Motor Co. 2.125%, 4/24/25 144A	200,000	188
Lowe’s Companies, Inc.
3.350%, 4/1/27	175,000	168
4.400%, 9/8/25	660,000	657
4.800%, 4/1/26	385,000	387
Magallanes, Inc. 3.755%, 3/15/27 144A	1,545,000	1,455
Marriott International, Inc.
3.600%, 4/15/24	1,160,000	1,138
3.750%, 3/15/25	110,000	107
4.900%, 4/15/29	120,000	119
5.750%, 5/1/25	120,000	121
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26 144A	410,000	410
4.950%, 3/30/25 144A	320,000	320

Short-Term Bond Portfolio

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Nissan Motor Acceptance Corp. 3.875%, 9/21/23 144A	235,000	232
Nissan Motor Co., Ltd. 3.043%, 9/15/23 144A	1,100,000	1,084
Nordstrom, Inc. 2.300%, 4/8/24	85,000	81
QVC, Inc. 4.850%, 4/1/24	775,000	620
Ross Stores, Inc.
0.875%, 4/15/26	350,000	311
3.375%, 9/15/24	135,000	132
4.600%, 4/15/25	1,355,000	1,352
Starbucks Corp. 4.750%, 2/15/26	465,000	468
Stellantis Finance US, Inc. 1.711%, 1/29/27 144A	260,000	230
Toyota Motor Credit Corp.
3.050%, 3/22/27	325,000	308
4.800%, 1/10/25	575,000	579
United Airlines Pass Through Trust, Series 2019-2, Class B 3.500%, 11/1/29	128,734	116
Volkswagen Group of America Finance LLC
0.875%, 11/22/23 144A	345,000	335
3.125%, 5/12/23 144A	200,000	199
3.950%, 6/6/25 144A	390,000	383
Warnermedia Holdings, Inc. 6.412%, 3/15/26	275,000	276

Total		19,003

Consumer, Non-cyclical (8.4%)
AbbVie, Inc.
2.600%, 11/21/24	1,935,000	1,868
2.950%, 11/21/26	1,120,000	1,066
3.200%, 5/14/26	100,000	97
Aetna, Inc. 2.800%, 6/15/23	275,000	274
Amgen, Inc.
5.150%, 3/2/28	435,000	444
5.250%, 3/2/25	215,000	217
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.650%, 2/1/26	630,000	618
AstraZeneca Finance LLC 1.200%, 5/28/26	805,000	733
BAT International Finance PLC
1.668%, 3/25/26	475,000	432
4.448%, 3/16/28	1,010,000	960
Bayer US Finance II LLC 3.875%, 12/15/23 144A	505,000	499
Becton Dickinson and Co.
3.363%, 6/6/24	690,000	677
3.734%, 12/15/24	170,000	166
4.693%, 2/13/28	805,000	808
Cardinal Health, Inc.
3.079%, 6/15/24	310,000	303
3.500%, 11/15/24	525,000	512
Coca-Cola European Partners PLC 0.800%, 5/3/24 144A	1,335,000	1,273

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Constellation Brands, Inc. 3.600%, 5/9/24	485,000	479
CSL Finance PLC 3.850%, 4/27/27 144A	200,000	195
CVS Health Corp.
2.875%, 6/1/26	265,000	252
3.000%, 8/15/26	220,000	210
5.000%, 2/20/26	560,000	566
Diageo Capital PLC
1.375%, 9/29/25	300,000	277
5.200%, 10/24/25	360,000	365
Elevance Health, Inc. 5.350%, 10/15/25	180,000	182
HCA, Inc.
3.125%, 3/15/27 144A	580,000	539
5.375%, 2/1/25	255,000	255
Health Care Service Corp. 1.500%, 6/1/25 144A	780,000	727
HPHT Finance 19, Ltd. 2.875%, 11/5/24 §	1,200,000	1,160
Humana, Inc.
0.650%, 8/3/23	320,000	315
1.350%, 2/3/27	75,000	66
3.850%, 10/1/24	545,000	536
4.500%, 4/1/25	565,000	560
5.750%, 3/1/28	140,000	145
Imperial Brands Finance PLC
3.125%, 7/26/24 144A	1,055,000	1,022
4.250%, 7/21/25 144A	200,000	194
JDE Peet’s NV 0.800%, 9/24/24 144A	295,000	275
Kenvue, Inc.
5.350%, 3/22/26 144A	250,000	257
5.500%, 3/22/25 144A	475,000	483
Mars, Inc. 2.700%, 4/1/25 144A	370,000	356
Mondelez International, Inc.
2.125%, 3/17/24	410,000	399
2.625%, 3/17/27	415,000	388
4.250%, 9/15/25 144A	305,000	302
Moody’s Corp. 3.750%, 3/24/25	505,000	495
PeaceHealth Obligated Group 1.375%, 11/15/25	105,000	96
PerkinElmer, Inc.
0.550%, 9/15/23	390,000	382
0.850%, 9/15/24	745,000	699
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	1,570,000	1,535
Philip Morris International, Inc.
1.125%, 5/1/23	220,000	219
5.000%, 11/17/25	295,000	297
5.125%, 11/15/24	585,000	589
Royalty Pharma PLC 0.750%, 9/2/23	425,000	414
S&P Global, Inc. 2.450%, 3/1/27	1,120,000	1,050
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	397,000	392

Short-Term Bond Portfolio

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Stryker Corp. 0.600%, 12/1/23	190,000	184
Thermo Fisher Scientific, Inc. 0.797%, 10/18/23	1,050,000	1,026
Triton Container International, Ltd. 0.800%, 8/1/23 144A	780,000	762
UnitedHealth Group, Inc.
3.700%, 5/15/27	605,000	592
4.250%, 1/15/29	775,000	769
5.150%, 10/15/25	535,000	545
5.250%, 2/15/28	380,000	395
Viatris, Inc. 1.650%, 6/22/25	310,000	284
Zoetis, Inc. 5.400%, 11/14/25	455,000	463

Total		32,640

Energy (3.1%)
Aker BP ASA 3.000%, 1/15/25 144A	665,000	641
Canadian Natural Resources, Ltd. 2.050%, 7/15/25	760,000	710
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	910,000	917
Devon Energy Corp. 8.250%, 8/1/23	290,000	291
Enbridge, Inc.
2.150%, 2/16/24	275,000	267
2.500%, 1/15/25	640,000	613
2.500%, 2/14/25	330,000	316
4.000%, 10/1/23	365,000	362
Energy Transfer LP
2.900%, 5/15/25	115,000	110
4.200%, 9/15/23	135,000	135
4.250%, 4/1/24	35,000	35
4.900%, 2/1/24	425,000	422
5.875%, 1/15/24	1,054,000	1,054
Eni SpA 4.000%, 9/12/23 144A	955,000	947
Equinor ASA 2.875%, 4/6/25	880,000	853
Gray Oak Pipeline LLC
2.000%, 9/15/23 144A	295,000	290
2.600%, 10/15/25 144A	205,000	190
Lundin Energy Finance BV 2.000%, 7/15/26 144A	365,000	328
Pioneer Natural Resources Co.
0.550%, 5/15/23	350,000	348
5.100%, 3/29/26	360,000	361
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	700,000	704
5.750%, 5/15/24	630,000	631
Schlumberger Finance Canada, Ltd. 1.400%, 9/17/25	155,000	143
TransCanada PipeLines, Ltd. 6.203%, 3/9/26	910,000	916
The Williams Cos., Inc. 5.400%, 3/2/26	350,000	357

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Williams Partners LP 4.300%, 3/4/24	145,000	144

Total		12,085

Financial (19.2%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.650%, 10/29/24	1,265,000	1,183
4.500%, 9/15/23	485,000	480
4.875%, 1/16/24	550,000	544
American Express Co. 2.250%, 3/4/25	975,000	929
American International Group, Inc. 2.500%, 6/30/25	433,000	410
American Tower Corp.
2.400%, 3/15/25	360,000	342
5.000%, 2/15/24	225,000	224
Athene Global Funding
1.716%, 1/7/25 144A	930,000	864
2.514%, 3/8/24 144A	1,165,000	1,124
Avolon Holdings Funding, Ltd.
2.125%, 2/21/26 144A	610,000	542
2.875%, 2/15/25 144A	435,000	408
3.950%, 7/1/24 144A	130,000	127
Banco Bilbao Vizcaya Argentaria SA 0.875%, 9/18/23	1,000,000	977
Banco del Estado de Chile 2.704%, 1/9/25 144A	260,000	247
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico 5.375%, 4/17/25 §	800,000	796
Banco Santander SA
0.701%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.450%), 6/30/24	600,000	591
3.496%, 3/24/25	600,000	577
Bank of America Corp.
0.810%, (US SOFR plus 0.730%), 10/24/24	695,000	675
0.976%, (US SOFR plus 0.690%), 4/22/25	605,000	576
1.734%, (US SOFR plus 0.960%), 7/22/27	450,000	404
1.843%, (US SOFR plus 0.670%), 2/5/25	460,000	446
3.384%, (US SOFR plus 1.330%), 4/2/26	580,000	556
3.841%, (US SOFR plus 1.110%), 4/25/25	415,000	407
5.080%, (US SOFR plus 1.290%), 1/20/27	395,000	394
Bank of Ireland Group PLC 4.500%, 11/25/23 144A	1,540,000	1,521
Bank of Montreal
3.700%, 6/7/25	775,000	753
4.250%, 9/14/24	390,000	385
The Bank of New York Mellon Corp. 4.414%, (US SOFR plus 1.345%), 7/24/26	515,000	508
Banque Federative du Credit Mutuel SA
0.650%, 2/27/24 144A	505,000	484
0.998%, 2/4/25 144A	665,000	615
4.935%, 1/26/26 144A	400,000	395
Barclays PLC
1.007%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.800%), 12/10/24	555,000	535

Short-Term Bond Portfolio

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.338%, (ICE LIBOR USD 3 Month plus 1.356%), 5/16/24	370,000	369
5.304%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/9/26	385,000	377
7.325%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.050%), 11/2/26	390,000	399
BPCE SA 5.700%, 10/22/23 144A	1,680,000	1,667
Brighthouse Financial Global Funding
0.600%, 6/28/23 144A	1,315,000	1,299
1.000%, 4/12/24 144A	495,000	473
Brixmor Operating Partnership LP 3.650%, 6/15/24	440,000	426
CaixaBank SA
6.208%, (US SOFR plus 2.700%), 1/18/29 144A	590,000	594
Capital One Financial Corp.
2.636%, (US SOFR plus 1.290%), 3/3/26	585,000	542
3.500%, 6/15/23	245,000	244
3.900%, 1/29/24	240,000	236
4.250%, 4/30/25	120,000	114
4.985%, (US SOFR plus 2.160%), 7/24/26	460,000	443
The Charles Schwab Corp.
2.450%, 3/3/27	1,090,000	976
4.200%, 3/24/25	525,000	512
Citigroup, Inc.
0.981%, (US SOFR plus 0.669%), 5/1/25	500,000	475
3.106%, (US SOFR plus 2.842%), 4/8/26	650,000	621
4.140%, (US SOFR plus 1.372%), 5/24/25	555,000	545
CNO Global Funding
1.650%, 1/6/25 144A	525,000	491
1.750%, 10/7/26 144A	680,000	609
Cooperatieve Rabobank UA 3.875%, 8/22/24	355,000	350
Corebridge Financial, Inc. 3.500%, 4/4/25 144A	455,000	437
Credit Agricole SA
5.836%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A	315,000	315
Credit Suisse AG 0.495%, 2/2/24	485,000	457
Creditcorp, Ltd. 2.750%, 6/17/25 144A	200,000	187
Crown Castle International Corp.
1.050%, 7/15/26	615,000	542
2.900%, 3/15/27	485,000	450
3.150%, 7/15/23	430,000	427
5.000%, 1/11/28	185,000	186
Danske Bank A/S
1.226%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.000%), 6/22/24 144A	880,000	869
3.773%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.450%), 3/28/25 144A	405,000	395
5.375%, 1/12/24 144A	455,000	451
Equitable Financial Life Global Funding
0.500%, 4/6/23 144A	1,145,000	1,145
1.100%, 11/12/24 144A	530,000	501

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
1.400%, 7/7/25 144A	75,000	69
Essex Portfolio LP 3.875%, 5/1/24	600,000	592
Fifth Third Bank NA 5.852%, (US SOFR plus 1.230%), 10/27/25	735,000	724
First American Financial Corp. 4.600%, 11/15/24	195,000	192
The Goldman Sachs Group, Inc.
0.657%, (US SOFR plus 0.505%), 9/10/24	335,000	327
0.925%, (US SOFR plus 0.486%), 10/21/24	315,000	307
1.757%, (US SOFR plus 0.730%), 1/24/25	565,000	547
3.500%, 4/1/25	490,000	476
4.482%, (US SOFR plus 1.725%), 8/23/28	465,000	455
5.700%, 11/1/24	230,000	232
HSBC Holdings PLC
1.162%, (US SOFR plus 0.580%), 11/22/24	420,000	408
1.645%, (US SOFR plus 1.538%), 4/18/26	910,000	831
Jackson Financial, Inc. 1.125%, 11/22/23	620,000	601
Jackson National Life Global Funding 1.750%, 1/12/25 144A	620,000	580
JPMorgan Chase & Co.
0.824%, (US SOFR plus 0.540%), 6/1/25	560,000	531
2.083%, (US SOFR plus 1.850%), 4/22/26	890,000	833
4.080%, (US SOFR plus 1.320%), 4/26/26	865,000	849
5.432%, (US SOFR plus 0.885%), 4/22/27	350,000	345
Kilroy Realty LP 4.375%, 10/1/25	180,000	163
LeasePlan Corp. NV 2.875%, 10/24/24 144A	1,005,000	955
LSEGA Financing PLC 0.650%, 4/6/24 144A	765,000	728
Marsh & McLennan Cos., Inc.
3.750%, 3/14/26	105,000	103
3.875%, 3/15/24	345,000	340
Metropolitan Life Global Funding I 0.400%, 1/7/24 144A	430,000	414
Mitsubishi UFJ Financial Group, Inc.
0.953%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.550%), 7/19/25	985,000	928
5.063%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.550%), 9/12/25	375,000	372
Morgan Stanley
0.731%, (US SOFR plus 0.616%), 4/5/24	560,000	560
1.164%, (US SOFR plus 0.560%), 10/21/25	445,000	416
2.630%, (US SOFR plus 0.940%), 2/18/26	545,000	517
3.620%, (US SOFR plus 1.160%), 4/17/25	390,000	383
4.100%, 5/22/23	160,000	160
5.017%, (US SOFR plus 0.466%), 11/10/23	640,000	638
5.039%, (US SOFR plus 0.455%), 1/25/24	450,000	449
5.050%, (US SOFR plus 1.295%), 1/28/27	225,000	224
6.138%, (US SOFR plus 1.770%), 10/16/26	525,000	535
NatWest Markets PLC
0.800%, 8/12/24 144A	390,000	365
2.375%, 5/21/23 144A	640,000	637
Northern Trust Corp. 3.950%, 10/30/25	330,000	316

Short-Term Bond Portfolio

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
Park Aerospace Holdings, Ltd. 5.500%, 2/15/24 144A	245,000	243
The PNC Financial Services Group, Inc.
4.758%, (US SOFR plus 1.085%), 1/26/27	430,000	425
5.671%, (US SOFR Index plus 1.090%), 10/28/25	715,000	715
Principal Life Global Funding II 0.750%, 4/12/24 144A	530,000	507
PT Bank Mandiri Persero Tbk 5.500%, 4/4/26	670,000	669
Public Storage 5.017%, (US SOFR plus 0.470%), 4/23/24	280,000	279
QNB Finance, Ltd. 3.500%, 3/28/24 §	880,000	865
Realty Income Corp. 5.050%, 1/13/26	140,000	139
Santander Holdings USA, Inc. 2.490%, (US SOFR plus 1.249%), 1/6/28	410,000	354
SBA Tower Trust
1.631%, 5/15/51 144A	280,000	245
1.884%, 1/15/26 144A	160,000	145
2.836%, 1/15/50 144A	770,000	729
3.869%, 10/15/49 144A	120,000	117
6.599%, 11/15/52 144A	325,000	343
Simon Property Group LP
2.000%, 9/13/24	225,000	215
3.375%, 10/1/24	450,000	439
Standard Chartered PLC
0.991%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.780%), 1/12/25 144A	220,000	211
1.822%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 11/23/25 144A	255,000	237
State Street Corp. 4.857%, (US SOFR plus 0.604%), 1/26/26	245,000	243
Svenska Handelsbanken AB
0.550%, 6/11/24 144A	420,000	398
1.418%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.630%), 6/11/27 144A	400,000	355
Swedbank AB 1.300%, 6/2/23 144A	505,000	501
Synchrony Financial 4.250%, 8/15/24	1,130,000	1,068
The Toronto-Dominion Bank
0.550%, 3/4/24	1,015,000	969
4.285%, 9/13/24	985,000	974
Trininty Acquisition PLC 4.625%, 8/15/23	200,000	199
Truist Financial Corp. 5.038%, (US SOFR plus 0.400%), 6/9/25	410,000	393
UBS AG 0.700%, 8/9/24 144A	280,000	262
UBS Group AG
1.008%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.830%), 7/30/24 144A	620,000	608
1.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.850%), 8/10/27 144A	215,000	185

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.488%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.550%), 5/12/26 144A	200,000	193
4.490%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 8/5/25 144A	565,000	551
US Bancorp
4.548%, (US SOFR plus 1.660%), 7/22/28	810,000	789
5.727%, (US SOFR plus 1.430%), 10/21/26	320,000	321
Wells Fargo & Co.
1.654%, (US SOFR plus 1.600%), 6/2/24	410,000	407
2.188%, (US SOFR plus 2.000%), 4/30/26	400,000	375
3.526%, (US SOFR plus 1.510%), 3/24/28	375,000	354
3.908%, (US SOFR plus 1.320%), 4/25/26	610,000	592
4.540%, (US SOFR plus 1.560%), 8/15/26	590,000	579
The Western Union Co. 2.850%, 1/10/25	1,130,000	1,078
WP Carey, Inc. 4.600%, 4/1/24	805,000	788

Total		74,304

Industrial (2.4%)
Amcor Flexibles North America, Inc. 4.000%, 5/17/25	405,000	397
Amphenol Corp.
2.050%, 3/1/25	405,000	386
4.750%, 3/30/26	205,000	206
Canadian Pacific Railway Co.
1.350%, 12/2/24	725,000	683
1.750%, 12/2/26	315,000	285
Carrier Global Corp. 2.242%, 2/15/25	117,000	112
DAE Funding LLC 1.550%, 8/1/24 144A	265,000	249
Deere & Co. 2.750%, 4/15/25	195,000	189
GATX Corp.
3.250%, 3/30/25	525,000	502
4.350%, 2/15/24	772,000	762
Kansas City Southern 3.000%, 5/15/23	565,000	563
Martin Marietta Materials, Inc. 0.650%, 7/15/23	475,000	468
Otis Worldwide Corp. 2.056%, 4/5/25	485,000	458
Parker Hannifin Corp. 3.650%, 6/15/24	875,000	862
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.450%, 7/1/24 144A	200,000	195
3.900%, 2/1/24 144A	620,000	610
Regal Rexnord Corp. 6.050%, 2/15/26 144A	370,000	372
Republic Services, Inc.
0.875%, 11/15/25	120,000	108
2.500%, 8/15/24	495,000	479
4.875%, 4/1/29	170,000	172
SMBC Aviation Capital Finance DAC
3.550%, 4/15/24 144A	400,000	390
4.125%, 7/15/23 144A	200,000	199

Short-Term Bond Portfolio

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Tyco Electronics Group SA 4.500%, 2/13/26	530,000	531

Total		9,178

Technology (2.8%)
Analog Devices, Inc. 4.747%, (US SOFR plus 0.250%), 10/1/24	170,000	168
CDW LLC / CDW Finance Corp. 5.500%, 12/1/24	180,000	180
Fidelity National Information Services, Inc.
0.600%, 3/1/24	310,000	296
4.500%, 7/15/25	305,000	301
Fiserv, Inc.
2.750%, 7/1/24	800,000	776
3.800%, 10/1/23	470,000	466
Fortinet, Inc. 1.000%, 3/15/26	380,000	341
Intel Corp. 4.875%, 2/10/26	385,000	390
Marvell Technology, Inc. 4.200%, 6/22/23	590,000	587
Microchip Technology, Inc.
0.972%, 2/15/24	685,000	658
0.983%, 9/1/24	560,000	529
2.670%, 9/1/23	640,000	631
NXP BV / NXP Funding LLC 4.875%, 3/1/24	520,000	516
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700%, 5/1/25	445,000	422
3.875%, 6/18/26	340,000	328
4.400%, 6/1/27	80,000	79
Oracle Corp.
2.400%, 9/15/23	745,000	735
2.500%, 4/1/25	1,250,000	1,197
Qorvo, Inc. 1.750%, 12/15/24 144A	275,000	255
Roper Technologies, Inc.
1.000%, 9/15/25	115,000	105
2.350%, 9/15/24	165,000	159
3.650%, 9/15/23	125,000	124
Skyworks Solutions, Inc. 0.900%, 6/1/23	175,000	174
Take-Two Interactive Software, Inc.
3.300%, 3/28/24	480,000	469
3.550%, 4/14/25	160,000	156
VMware, Inc. 0.600%, 8/15/23	385,000	378
Workday, Inc. 3.500%, 4/1/27	265,000	254

Total		10,674

Utilities (3.5%)
The AES Corp. 3.300%, 7/15/25 144A	365,000	346
Alexander Funding Trust 1.841%, 11/15/23 144A	530,000	514
APT Pipelines, Ltd. 4.200%, 3/23/25 144A	1,165,000	1,141
Constellation Energy Generation, LLC 5.600%, 3/1/28	315,000	324

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
DTE Energy Co. 4.220%, 11/1/24	550,000	544
Enel Finance International NV
1.375%, 7/12/26 144A	645,000	574
2.650%, 9/10/24 144A	1,000,000	965
6.800%, 10/14/25 144A	200,000	207
Korea Electric Power Corp. 5.375%, 4/6/26 144A	1,000,000	1,014
Korea Hydro & Nuclear Power Co., Ltd.
1.250%, 4/27/26 144A	795,000	712
4.250%, 7/27/27 144A	220,000	216
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	685,000	619
4.450%, 6/20/25	540,000	536
6.051%, 3/1/25	255,000	259
NiSource, Inc. 5.250%, 3/30/28	130,000	132
NRG Energy, Inc. 3.750%, 6/15/24 144A	270,000	262
Pacific Gas & Electric Co. 3.500%, 6/15/25	555,000	529
Saudi Electricity Global Sukuk Co. 2 3.473%, 4/8/23 §	800,000	797
Sempra Energy 3.300%, 4/1/25	385,000	373
Southern California Gas Co. 2.950%, 4/15/27	410,000	384
Vistra Operations Co. LLC
3.550%, 7/15/24 144A	2,390,000	2,308
5.125%, 5/13/25 144A	610,000	595

Total		13,351

Total Corporate Bonds (Cost: $196,043)		189,592

Governments (20.1%)
Governments (20.1%)
Federal Home Loan Bank 5.000%, 2/28/25	1,390,000	1,409
Korea Housing Finance Corp. 4.625%, 2/24/28 144A	960,000	960
US Treasury
1.750%, 3/15/25 b	14,570,000	13,936
2.750%, 5/15/25	17,985,000	17,513
4.125%, 1/31/25	4,850,000	4,849
4.250%, 12/31/24	4,840,000	4,844
4.375%, 10/31/24	9,155,000	9,166
4.500%, 11/30/24	7,615,000	7,645
4.500%, 11/15/25	9,435,000	9,574
4.625%, 2/28/25	7,995,000	8,073

Total		77,969

Total Governments (Cost: $78,722)		77,969

Short-Term Bond Portfolio

Municipal Bonds (0.1%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds (0.1%)
Golden State Tobacco Securitization Corp. 1.711%, 6/1/24 RB	435,000	417

Total Municipal Bonds (Cost: $435)		417

Structured Products (29.7%)
Asset Backed Securities (13.4%)
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C 1.590%, 10/20/25	320,000	312
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D 1.800%, 12/18/25	315,000	300
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C 1.060%, 8/18/26	245,000	230
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C 0.890%, 10/19/26	430,000	401
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D 1.210%, 12/18/26	270,000	246
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D 1.290%, 6/18/27	575,000	518
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C 5.800%, 12/18/28	380,000	387
ARI Fleet Lease Trust, Series 2020-A, Class B 2.060%, 11/15/28 144A	345,000	342
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class C 4.950%, 3/20/25 144A	195,000	191
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A 3.350%, 9/22/25 144A	340,000	331
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	250,000	235
Blackbird Capital Aircraft, Series 2016-1A, Class A4 2.487%, 12/16/41 144A Σ	176,401	169
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	105,995	101
CarMax Auto Owner Trust, Series 2019-2, Class B 3.010%, 12/16/24	455,000	453
CarMax Auto Owner Trust, Series 2019-4, Class A4 2.130%, 7/15/25	345,000	338
CarMax Auto Owner Trust, Series 2020-1, Class B 2.210%, 9/15/25	430,000	417
CarMax Auto Owner Trust, Series 2020-1, Class C 2.340%, 11/17/25	190,000	184

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
CarMax Auto Owner Trust, Series 2020-4, Class D 1.750%, 4/15/27	300,000	279
Cedar Funding, Ltd., Series 2018-7A, Class A1
5.808%, (ICE LIBOR USD 3 Month plus 1.000%), 1/20/31 144A	300,000	297
Cedar Funding, Ltd., Series 2021-14A, Class A
5.892%, (ICE LIBOR USD 3 Month plus 1.100%), 7/15/33 144A	695,000	685
CIFC Funding, Ltd., Series 2014-2RA, Class A1
5.866%, (ICE LIBOR USD 3 Month plus 1.050%), 4/24/30 144A	853,397	845
CIFC Funding, Ltd., Series 2021-4A, Class A
5.842%, (ICE LIBOR USD 3 Month plus 1.050%), 7/15/33 144A	905,000	887
CNH Equipment Trust, Series 2020-A, Class A4 1.510%, 4/15/27	260,000	252
Drive Auto Receivables Trust, Series 2021-2, Class D 1.390%, 3/15/29	445,000	414
Dryden Senior Loan Fund, Series 2020-86A, Class A1R
5.892%, (ICE LIBOR USD 3 Month plus 1.100%), 7/17/34 144A	610,000	591
Elara HGV Timeshare Issuer, Series 2017-A, Class A 2.690%, 3/25/30 144A	31,223	30
Elara HGV Timeshare Issuer, Series 2019-A, Class A 2.610%, 1/25/34 144A	85,685	80
Exeter Automobile Receivables Trust, Series 2021-2A, Class C 0.980%, 6/15/26	265,000	258
Exeter Automobile Receivables Trust, Series 2021-3A, Class D 1.550%, 6/15/27	335,000	309
Exeter Automobile Receivables Trust, Series 2022-1A, Class D 3.020%, 6/15/28	730,000	676
Exeter Automobile Receivables Trust, Series 2022-2A, Class C 3.850%, 7/17/28	655,000	636
Exeter Automobile Receivables Trust, Series 2022-3A, Class C 5.300%, 9/15/27	190,000	188
Exeter Automobile Receivables Trust, Series 2022-4A, Class D 5.980%, 12/15/28	305,000	302
Exeter Automobile Receivables Trust, Series 2022-5A, Class C 6.510%, 12/15/27	965,000	980
Exeter Automobile Receivables Trust, Series 2022-6A, Class A3 5.700%, 8/17/26	100,000	100
Exeter Automobile Receivables Trust, Series 2022-6A, Class C 6.320%, 5/15/28	240,000	244

Short-Term Bond Portfolio

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Exeter Automobile Receivables Trust, Series 2023-1A, Class D 6.690%, 6/15/29	80,000	81
FirstKey Homes Trust, Series 2020-SFR1, Class D 2.241%, 8/17/37 144A	1,080,000	983
Ford Credit Auto Owner Trust, Series 2020-2, Class C 1.740%, 4/15/33 144A	310,000	282
Ford Credit Auto Owner Trust, Series 2022-A, Class C 4.180%, 10/15/25	1,020,000	999
Ford Credit Auto Owner Trust, Series 2023-A, Class B 5.070%, 1/15/29	905,000	904
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class C 1.420%, 9/15/25	440,000	430
GM Financial Automobile Leasing Trust, Series 2022-3, Class C 5.130%, 8/20/26	585,000	581
GM Financial Automobile Leasing Trust, Series 2023-1, Class B 5.030%, 9/18/28	155,000	155
GM Financial Automobile Leasing Trust, Series 2023-1, Class C 5.760%, 1/20/27	970,000	970
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C 1.050%, 5/18/26	225,000	210
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3 1.490%, 12/16/24	29,678	29
Hardee’s Funding LLC, Series 2018-1A, Class A21I 4.959%, 6/20/48 144A	300,825	286
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/28 144A	277,132	275
Hilton Grand Vacations Trust, Series 2017-AA, Class B 2.960%, (EXE), 12/26/28 144A	60,475	60
Hilton Grand Vacations Trust, Series 2020-AA, Class A 2.740%, 2/25/39 144A	233,783	220
Home Partners of America Trust, Series 2022- 1, Class A 3.930%, 4/17/39 144A	391,686	371
HPEFS Equipment Trust, Series 2023-1A, Class C 5.910%, 4/20/28 144A	355,000	355
Hyundai Auto Receivables Trust, Series 2019- A, Class B 2.940%, 5/15/25	38,735	39
Hyundai Auto Receivables Trust, Series 2020- A, Class A3 1.410%, 11/15/24	90,882	90
JPMorgan Chase Bank NA, Series 2021-2, Class D 1.138%, 12/26/28 144A	144,642	139

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
KKR Financial CLO, Ltd., Series 2018-13, Class A1R
5.630%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	177,852	177
KKR Financial CLO, Ltd., Series 2021-29A, Class A
5.992%, (ICE LIBOR USD 3 Month plus 1.200%), 1/15/32 144A	1,000,000	989
Kubota Credit Owner Trust, Series 2020-1A, Class A3 1.960%, 3/15/24 144A	20,212	20
Madison Park Funding, Ltd., Series 2017-23A, Class AR
5.785%, (ICE LIBOR USD 3 Month plus 0.970%), 7/27/31 144A	706,876	699
Madison Park Funding, Ltd., Series 2017-23A, Class BR
6.365%, (ICE LIBOR USD 3 Month plus 1.550%), 7/27/31 144A	460,000	452
Madison Park Funding, Ltd., Series 2019-37A, Class AR
5.862%, (ICE LIBOR USD 3 Month plus 1.070%), 7/15/33 144A	450,000	443
Madison Park Funding, Ltd., Series 2022-33A, Class AR
5.948%, (US SOFR 3 Month plus 1.290%), 10/15/32 144A	1,025,000	1,005
Magnetite CLO, Ltd., Series 2020-25A, Class A
6.018%, (ICE LIBOR USD 3 Month plus 1.200%), 1/25/32 144A	655,000	645
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	79,269	75
Mill City Mortgage Loan Trust, Series 2017-2, Class A1 2.750%, (AFC), 7/25/59 144A	30,646	30
MVW Owner Trust, Series 2017-1A, Class A 2.420%, 12/20/34 144A	108,962	107
MVW Owner Trust, Series 2017-1A, Class B 2.750%, 12/20/34 144A	11,470	11
MVW Owner Trust, Series 2017-1A, Class C 2.990%, 12/20/34 144A	12,617	12
MVW Owner Trust, Series 2019-2A, Class A 2.440%, 10/20/38 144A	67,839	63
MVW Owner Trust, Series 2020-1A, Class A 1.740%, 10/20/37 144A	111,123	102
MVW Owner Trust, Series 2020-1A, Class B 2.730%, 10/20/37 144A	151,692	140
MVW Owner Trust, Series 2021-1WA, Class C 1.940%, 1/22/41 144A	93,631	85
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	178,520	171
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	199,457	187
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	288,252	272

Short-Term Bond Portfolio

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	273,186	255
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	992,618	901
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	185,133	169
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	116,012	104
Navient Private Education Refi Loan Trust, Series 2022-A, Class A 2.230%, 7/15/70 144A	829,092	745
Navient Student Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	417,995	389
Navient Student Loan Trust, Series 2020-HA, Class A 1.310%, 1/15/69 144A	61,194	56
Navient Student Loan Trust, Series 2021-BA, Class A 0.940%, 7/15/69 144A	345,627	302
Navient Student Loan Trust, Series 2021-EA, Class A 0.970%, 12/16/69 144A	207,535	176
Nelnet Student Loan Trust, Series 2020-1A, Class A
5.585%, (ICE LIBOR USD 1 Month plus 0.740%), 3/26/68 144A	105,201	103
Nelnet Student Loan Trust, Series 2021-CA, Class AFX 1.320%, 4/20/62 144A	682,589	614
Nelnet Student Loan Trust, Series 2021-DA, Class AFX 1.630%, 4/20/62 144A	238,970	216
Neuberger Berman CLO, Ltd., Series 2017- 26A, Class BR
6.195%, (ICE LIBOR USD 3 Month plus 1.400%), 10/18/30 144A	500,000	481
Neuberger Berman CLO, Ltd., Series 2019- 32A, Class AR
5.788%, (ICE LIBOR USD 3 Month plus 0.990%), 1/20/32 144A	955,000	935
Neuberger Berman CLO, Ltd., Series 2021- 40A, Class A
5.852%, (ICE LIBOR USD 3 Month plus 1.060%), 4/16/33 144A	270,000	266
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3 1.380%, 12/16/24	48,443	48
OCP CLO, Ltd., Series 2017-13A, Class A2R
6.342%, (ICE LIBOR USD 3 Month plus 1.550%), 7/15/30 144A	760,000	740
Octane Receivables Trust, Series 2021-2A, Class A 1.210%, 9/20/28 144A	199,038	191
Octane Receivables Trust, Series 2022-1A, Class B 4.900%, 5/22/28 144A	395,000	386

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Octane Receivables Trust, Series 2023-1A, Class A 5.870%, 5/21/29 144A	144,425	145
Palmer Square CLO, Ltd., Series 2020-3A, Class A1AR
5.944%, (ICE LIBOR USD 3 Month plus 1.080%), 11/15/31 144A	1,285,000	1,266
Planet Fitness Master Issuer LLC, Series 2018-A1, Class A2II 4.666%, 9/5/48 144A	811,750	786
Progress Residential Trust, Series 2020-SFR2, Class A 2.078%, 6/18/37 144A	154,809	145
Progress Residential Trust, Series 2022-SFR6, Class A 4.451%, 7/20/39 144A	525,000	507
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B 1.833%, 12/15/31 144A	110,661	106
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class C 5.916%, 8/16/32 144A	220,516	220
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class B 6.451%, 12/15/32 144A	838,232	838
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C 1.290%, 4/15/26 144A	650,000	629
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D 1.570%, 1/15/27 144A	450,000	414
Santander Drive Auto Receivable Trust, Series 2023-1, Class C 5.090%, 5/15/30	260,000	257
Santander Drive Auto Receivables Trust, Series 2020-3, Class D 1.640%, 11/16/26	330,000	320
Santander Drive Auto Receivables Trust, Series 2020-4, Class C 1.010%, 1/15/26	150,156	149
Santander Drive Auto Receivables Trust, Series 2021-3, Class D 1.330%, 9/15/27	560,000	527
Santander Drive Auto Receivables Trust, Series 2021-4, Class D 1.670%, 10/15/27	450,000	420
Santander Drive Auto Receivables Trust, Series 2022-1, Class C 2.560%, 4/17/28	885,000	849
Santander Drive Auto Receivables Trust, Series 2022-4, Class C 5.000%, 11/15/29	990,000	974
Santander Retail Auto Lease Trust, Series 2021-A, Class C 1.140%, 3/20/26 144A	1,030,000	985
Santander Retail Auto Lease Trust, Series 2021-B, Class D 1.410%, 11/20/25 144A	440,000	417
Santander Retail Auto Lease Trust, Series 2021-C, Class C 1.110%, 3/20/26 144A	365,000	345

Short-Term Bond Portfolio

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Retail Auto Lease Trust, Series 2022-B, Class B 3.850%, 3/22/27 144A	150,000	145
Sierra Receivables Funding Co. LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	40,439	39
Sierra Receivables Funding Co. LLC, Series 2019-2A, Class A 2.590%, 5/20/36 144A	136,133	131
Sierra Receivables Funding Co. LLC, Series 2019-3A, Class A 2.340%, 7/15/38 144A	324,872	309
Sierra Receivables Funding Co. LLC, Series 2020-2A, Class C 3.510%, 7/20/37 144A	75,899	72
SMB Private Education Loan Trust, Series 2014-A, Class A3
6.184%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	217,803	217
SMB Private Education Loan Trust, Series 2016-C, Class A2B
5.784%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	148,921	148
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	121,397	117
SMB Private Education Loan Trust, Series 2018-B, Class A2B
5.404%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	290,485	285
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	121,837	109
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A 1.600%, 9/15/54 144A	880,371	788
SMB Private Education Loan Trust, Series 2021-B, Class A 1.310%, 7/17/51 144A	594,600	529
Symphony CLO I, Ltd., Series 2021-1A, Class B
6.268%, (ICE LIBOR USD 3 Month plus 1.450%), 10/25/29 144A	815,000	790
Symphony CLO XXIII, Ltd., Series 2021-23A, Class AR
5.812%, (ICE LIBOR USD 3 Month plus 1.020%), 1/15/34 144A	1,045,000	1,029
Symphony CLO XXVI, Ltd., Series 2021-26A, Class AR
5.888%, (ICE LIBOR USD 3 Month plus 1.080%), 4/20/33 144A	285,000	279
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/28/58 144A	52,226	51
Towd Point Mortgage Trust, Series 2017-1, Class A1 2.750%, (AFC), 10/25/56 144A	27,377	27
Towd Point Mortgage Trust, Series 2017-2, Class A1 2.750%, (AFC), 4/25/57 144A	17,307	17

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	72,741	71
Towd Point Mortgage Trust, Series 2017-6, Class A1 2.750%, (AFC), 10/25/57 144A	246,866	235
Towd Point Mortgage Trust, Series 2018-2, Class A1 3.250%, (AFC), 3/25/58 144A	345,413	331
Towd Point Mortgage Trust, Series 2018-5, Class A1A 3.250%, (AFC), 8/25/58 144A	213,128	205
World Omni Auto Receivables Trust, Series 2019-C, Class C 2.400%, 6/15/26	380,000	372
World Omni Auto Receivables Trust, Series 2020-A, Class C 1.640%, 8/17/26	225,000	216
World Omni Auto Receivables Trust, Series 2022-A, Class C 2.550%, 9/15/28	325,000	305
World Omni Select Auto Trust, Series 2020-A, Class B 0.840%, 6/15/26	270,000	264
World Omni Select Auto Trust, Series 2020-A, Class C 1.250%, 10/15/26	310,000	295
World Omni Select Auto Trust, Series 2021-A, Class D 1.440%, 11/15/27	180,000	161
World Omni Select Auto Trust, Series 2023-A, Class B 5.870%, 8/15/28	445,000	445

Total		51,710

Mortgage Securities (16.3%)
Angel Oak Mortgage Trust, Series 2020-3, Class A3 2.872%, (AFC), 4/25/65 144A	55,732	51
Angel Oak Mortgage Trust, Series 2020-5, Class A2 1.579%, (AFC), 5/25/65 144A	73,929	67
Angel Oak Mortgage Trust, Series 2021-1, Class A1 0.909%, (AFC), 1/25/66 144A	320,105	267
Angel Oak Mortgage Trust, Series 2021-1, Class A2 1.115%, (AFC), 1/25/66 144A	93,648	78
Angel Oak Mortgage Trust, Series 2021-2, Class A1 0.985%, (AFC), 4/25/66 144A	277,972	232
Angel Oak Mortgage Trust, Series 2021-2, Class A2 1.190%, (AFC), 4/25/66 144A	87,668	73
Angel Oak Mortgage Trust, Series 2021-3, Class A1 1.068%, (AFC), 5/25/66 144A	220,771	182

Short-Term Bond Portfolio

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
5.535%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	935,000	914
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C
6.684%, (ICE LIBOR USD 1 Month plus 2.000%), 9/15/38 144A	435,000	393
BANK, Series 2019-BNK24, Class A1 2.056%, 11/15/62	64,633	63
Barclays Mortgage Loan Trust, Series 2021- NQM1, Class A1 1.747%, (AFC), 9/25/51 144A	564,010	488
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A5 2.500%, (AFC), 6/25/51 144A	466,096	404
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A5 2.500%, (AFC), 11/25/51 144A	350,384	303
Bayview MSR Opportunity Master Fund Trust, Series 2022-1, Class A5 2.500%, (AFC), 12/25/51 144A	440,366	380
BCP Trust, Series 2021-330N, Class A
5.483%, (ICE LIBOR USD 1 Month plus 0.799%), 6/15/38 144A	290,000	267
BIG Commercial Mortgage Trust, Series 2022- BIG, Class C
7.167%, (US SOFR 1 Month plus 2.340%), 2/15/39 144A	225,000	212
BINOM Securitization Trust, Series 2021-INV1, Class A3 2.625%, (AFC), 6/25/56 144A	194,677	170
BPR Trust, Series 2021-TY, Class B
5.834%, (ICE LIBOR USD 1 Month plus 1.150%), 9/25/38 144A	450,000	422
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1 1.699%, (AFC), 4/26/60 144A	309,230	278
BSREP Commercial Mortgage Trust, Series 2021-DC, Class D
6.585%, (ICE LIBOR USD 1 Month plus 1.900%), 8/15/38 144A	200,000	170
BX Commercial Mortgage Trust, Series 2019- XL, Class A
5.862%, (US SOFR 1 Month plus 1.035%), 10/15/36 144A	255,904	253
BX Commercial Mortgage Trust, Series 2019- XL, Class B
6.022%, (US SOFR 1 Month plus 1.195%), 10/15/36 144A	318,750	313
BX Commercial Mortgage Trust, Series 2021- CIP, Class A
5.605%, (ICE LIBOR USD 1 Month plus 0.921%), 12/15/38 144A	1,000,000	964
BX Commercial Mortgage Trust, Series 2021- SOAR, Class D
6.085%, (ICE LIBOR USD 1 Month plus 1.400%), 6/15/38 144A	369,051	346

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
BX Commercial Mortgage Trust, Series 2022- CSMO, Class B
7.968%, (US SOFR 1 Month plus 3.141%), 6/15/27 144A	570,000	557
BX Trust, Series 2018-GW, Class A
5.484%, (ICE LIBOR USD 1 Month plus 0.800%), 5/15/35 144A	1,095,000	1,070
BX Trust, Series 2021-ARIA, Class C
6.330%, (ICE LIBOR USD 1 Month plus 1.646%), 10/15/36 144A	330,000	308
BX Trust, Series 2021-VIEW, Class A
5.964%, (ICE LIBOR USD 1 Month plus 1.280%), 6/15/36 144A	255,000	242
CGDB Commercial Mortgage Trust, Series 2019-MOB, Class D
6.334%, (ICE LIBOR USD 1 Month plus 1.650%), 11/15/36 144A	660,000	618
CIM Trust, Series 2020-INV1, Class A2 2.500%, (AFC), 4/25/50 144A	295,885	243
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class B 3.518%, (CSTR), 5/10/35 144A	435,000	387
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C 3.518%, (CSTR), 5/10/35 144A	255,000	224
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A3 2.500%, 8/25/50 144A	293,122	248
Citigroup Mortgage Loan Trust, Series 2020- EXP2, Class A4 2.500%, (AFC), 8/25/50 144A	407,113	335
Cold Storage Trust, Series 2020-ICE5, Class B
5.984%, (ICE LIBOR USD 1 Month plus 1.300%), 11/15/37 144A	953,501	925
COLT Mortgage Loan Trust, Series 2020-3, Class A1 1.506%, (AFC), 4/27/65 144A	33,722	31
COLT Mortgage Loan Trust, Series 2021-1, Class A2 1.167%, (AFC), 6/25/66 144A	268,222	217
COMM Mortgage Trust, Series 2013-300P, Class A1 4.353%, 8/10/30 144A	275,000	264
COMM Mortgage Trust, Series 2014-CR15, Class B 4.622%, (CSTR), 2/10/47	435,000	421
COMM Mortgage Trust, Series 2014-CR19, Class AM 4.080%, 8/10/47	495,000	476
COMM Mortgage Trust, Series 2014-CR19, Class D 4.698%, (CSTR), 8/10/47 144A	185,000	159
COMM Mortgage Trust, Series 2014-UBS2, Class B 4.701%, 3/10/47	480,000	467
COMM Mortgage Trust, Series 2014-UBS5, Class A4 3.838%, 9/10/47	630,000	610
COMM Mortgage Trust, Series 2015-CR22, Class B 3.926%, (AFC), 3/10/48	235,000	220

Short-Term Bond Portfolio

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
COMM Mortgage Trust, Series 2015-CR22, Class C 4.070%, (CSTR), 3/10/48	440,000	399
COMM Mortgage Trust, Series 2015-LC23, Class A2 3.221%, 10/10/48	108,890	107
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1
5.560%, (US 30 Day Average SOFR plus 1.000%), 12/25/41 144A	282,699	279
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1
6.660%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	444,178	443
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1
6.560%, (US 30 Day Average SOFR plus 2.000%), 3/25/42 144A	287,113	287
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1
7.518%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	394,019	401
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1
7.110%, (US 30 Day Average SOFR plus 2.550%), 7/25/42 144A	211,355	213
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class C
6.114%, (ICE LIBOR USD 1 Month plus 1.430%), 5/15/36 144A	513,722	505
Credit Suisse Mortgage Trust, Series 2019- ICE4, Class D
6.284%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	403,995	395
Credit Suisse Mortgage Trust, Series 2020- NET, Class A 2.256%, 8/15/37 144A	200,350	180
Credit Suisse Mortgage Trust, Series 2020- NET, Class D 3.704%, (CSTR), 8/15/37 144A	445,000	398
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	305,000	293
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class A1 2.360%, 6/15/52	94,689	92
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3 1.128%, (AFC), 5/25/65 144A	74,582	66
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1 0.899%, (AFC), 4/25/66 144A	111,215	95
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3 1.260%, (AFC), 4/25/66 144A	124,778	106
Eagle RE, Ltd., Series 2021-2, Class M1A
6.110%, (US 30 Day Average SOFR plus 1.550%), 4/25/34 144A	200,160	200
Ellington Financial Mortgage Trust, Series 2019-2, Class A3 3.046%, (AFC), 11/25/59 144A	51,101	47

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Ellington Financial Mortgage Trust, Series 2021-1, Class A1 0.797%, (AFC), 2/25/66 144A	72,896	61
Ellington Financial Mortgage Trust, Series 2021-1, Class A3 1.106%, (AFC), 2/25/66 144A	60,450	50
Ellington Financial Mortgage Trust, Series 2021-2, Class A1 0.931%, (AFC), 6/25/66 144A	541,447	435
Ellington Financial Mortgage Trust, Series 2021-2, Class A3 1.291%, (AFC), 6/25/66 144A	159,973	127
Ellington Financial Mortgage Trust, Series 2021-3, Class A3 1.550%, (AFC), 9/25/66 144A	170,158	128
Extended Stay America Trust, Series 2021-ESH, Class A
5.765%, (ICE LIBOR USD 1 Month plus 1.080%), 7/15/38 144A	341,667	331
Extended Stay America Trust, Series 2021-ESH, Class C
6.385%, (ICE LIBOR USD 1 Month plus 1.700%), 7/15/38 144A	468,572	454
Federal Home Loan Mortgage Corp.
2.500%, 1/1/52	585,400	508
3.000%, 11/1/34	35,859	34
3.500%, 3/1/46	33,667	32
3.500%, 12/1/47	299,201	282
4.000%, 12/1/49	92,109	89
4.500%, 5/1/50	52,442	52
5.000%, 12/1/41	116,599	118
6.000%, 9/1/34	1,090	1
6.000%, 2/1/35	20,965	22
6.000%, 9/1/35	6,836	7
7.000%, 3/1/39	42,655	45
7.500%, 6/1/38	38,800	41
Federal Home Loan Mortgage Corp., Series 2014-DNA3, Class M1
8.845%, (ICE LIBOR USD 1 Month plus 4.000%), 8/25/24	53,349	54
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.863%, (CSTR), 5/25/47 144A	22,845	22
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40	56,764	54
Federal Home Loan Mortgage Corp., Series 4092, Class CL 1.250%, 6/15/27	172,300	165
Federal National Mortgage Association
2.000%, 10/1/50	220,391	183
2.500%, 1/1/52	556,846	481
3.000%, 4/1/24	12,618	12
3.000%, 9/1/28	158,466	153
3.000%, 12/1/34	84,326	80
3.000%, 3/1/35	35,426	34
3.000%, 6/1/52	1,165,562	1,046
3.500%, 5/1/27	157,640	154
3.500%, 4/1/46	201,991	191
3.500%, 2/1/48	355,965	336
3.500%, 1/1/52	137,665	128

Short-Term Bond Portfolio

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 1/1/47	56,938	55
4.000%, 2/1/49	11,794	11
4.000%, 11/1/49	32,529	31
4.000%, 12/1/49	11,411	11
4.000%, 8/1/52	198,511	190
4.000%, 9/1/52	722,936	691
4.500%, 5/1/40	44,156	44
4.500%, 9/1/40	38,662	39
4.500%, 5/1/41	75,871	76
4.500%, 8/1/48	22,606	22
4.500%, 9/1/48	21,558	21
4.500%, 10/1/48	148,353	148
4.500%, 11/1/48	31,051	31
4.500%, 12/1/48	161,015	160
4.500%, 5/1/49	93,082	93
4.500%, 1/1/50	18,353	18
4.500%, 7/1/52	768,969	753
4.500%, 8/1/52	769,371	754
5.000%, 10/1/33	66,800	68
5.000%, 6/1/40	38,832	40
5.000%, 7/1/45	56,256	57
5.000%, 9/1/48	55,345	56
5.000%, 2/1/49	25,571	26
5.000%, 8/1/49	19,951	20
5.500%, 8/1/37	39,272	41
5.500%, 2/1/38	150,200	155
6.000%, 3/1/34	34,413	36
6.000%, 8/1/34	94,377	98
6.000%, 11/1/34	3,427	4
6.000%, 12/1/34	1,284	1
6.000%, 4/1/35	2,218	2
6.000%, 5/1/38	1,454	1
6.000%, 10/1/40	73,940	77
6.000%, 2/1/49	309,076	327
6.500%, 7/1/32	11,038	12
6.500%, 12/1/32	10,509	11
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	30,890	30
Federal National Mortgage Association, Series 2013-74, Class AD 2.000%, 7/25/23	174	–	π
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	181,905	170
Federal National Mortgage Association, Series 2017-C05, Class 1ED3
6.045%, (ICE LIBOR USD 1 Month plus 1.200%), 1/25/30	9,473	9
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
5.695%, (ICE LIBOR USD 1 Month plus 0.850%), 10/25/30	301,017	299
Federal National Mortgage Association, Series 2022-R06, Class 1M1
7.310%, (US 30 Day Average SOFR plus 2.750%), 5/25/42 144A	483,568	491
Finance of America HECM Buyout, Series 2022-HB2, Class A1A 4.000%, (AFC), 8/1/32 144A	873,114	845

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Flagstar Mortgage Trust, Series 2020-1INV, Class A11
5.467%, (ICE LIBOR USD 1 Month plus 0.850%), 3/25/50 144A	105,997	97
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class B 3.447%, 12/10/36 144A	605,000	569
Galton Funding Mortgage Trust, Series 2018-1, Class A33 3.500%, (AFC), 11/25/57 144A	30,872	28
Galton Funding Mortgage Trust, Series 2019-1, Class A21 4.500%, (AFC), 2/25/59 144A	35,345	34
Galton Funding Mortgage Trust, Series 2019-1, Class A32 4.000%, (AFC), 2/25/59 144A	15,377	15
Galton Funding Mortgage Trust, Series 2019-H1, Class M1 3.339%, (AFC), 10/25/59 144A	260,000	234
Galton Funding Mortgage Trust, Series 2020-H1, Class M1 2.832%, (AFC), 1/25/60 144A	285,000	211
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A
5.484%, (ICE LIBOR USD 1 Month plus 0.800%), 2/15/38 144A	335,000	307
Government National Mortgage Association
3.000%, 9/20/47	497,635	459
3.500%, 12/20/42	3,250	3
3.500%, 9/20/43	44,029	42
3.500%, 8/20/44	85,061	81
3.500%, 10/20/46	556	1
3.500%, 11/20/46	33,654	32
3.500%, 1/20/47	36,741	35
3.500%, 10/20/52	1,106,958	1,038
4.000%, 3/20/48	73,794	72
4.000%, 4/20/50	255,222	247
4.000%, 10/20/50	160,433	156
4.500%, 7/20/41	180,813	183
4.500%, 10/20/52	588,051	579
5.000%, 3/20/34	197,679	204
5.000%, 1/20/48	30,321	31
5.000%, 2/20/48	142,347	146
5.500%, 6/20/37	41,950	44
5.500%, 9/15/45	128,614	135
5.500%, 3/20/48	22,159	23
5.500%, 12/20/48	12,557	13
5.500%, 2/20/49	157,761	162
Government National Mortgage Association TBA 5.500%, 4/20/53	535,000	541
Great Wolf Trust, Series 2019-WOLF, Class A
5.975%, (US SOFR 1 Month plus 1.149%), 12/15/36 144A	255,000	249
Great Wolf Trust, Series 2019-WOLF, Class C
6.574%, (US SOFR 1 Month plus 1.748%), 12/15/36 144A	270,000	262
GS Mortgage Backed Securities Trust, Series 2014-EB1A, Class 2A1 3.207%, (CSTR), 7/25/44 144A	3,422	3

Short-Term Bond Portfolio

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Backed Securities Trust, Series 2021-GR2, Class A6 2.500%, (AFC), 2/25/52 144A	339,886	293
GS Mortgage Backed Securities Trust, Series 2021-PJ5, Class A8 2.500%, 10/25/51 144A	706,822	610
GS Mortgage Backed Securities Trust, Series 2022-GR1, Class A5 2.500%, (AFC), 6/25/52 144A	932,778	805
GS Mortgage Securities Trust, Series 2021- ROSS, Class B
6.285%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/26 144A	390,000	343
Hundred Acre Wood Trust, Series 2021-INV1, Class A9 2.500%, 7/25/51 144A	461,627	402
Imperial Fund Mortgage Trust, Series 2021- NQM2, Class A3 1.516%, (AFC), 9/25/56 144A	265,218	207
Imperial Fund Mortgage Trust, Series 2022- NQM4, Class A1 4.767%, (AFC), 6/25/67 144A Σ	783,126	750
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
6.534%, (ICE LIBOR USD 1 Month plus 1.850%), 9/15/29 144A	250,000	221
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class B
6.455%, (ICE LIBOR USD 1 Month plus 1.770%), 10/15/33 144A	540,000	473
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class C
6.855%, (ICE LIBOR USD 1 Month plus 2.170%), 10/15/33 144A	440,000	366
JP Morgan Mortgage Trust, Series 2020-INV1, Class A11
5.447%, (ICE LIBOR USD 1 Month plus 0.830%), (AFC), 8/25/50 144A	46,603	43
JP Morgan Mortgage Trust, Series 2020-INV1, Class A15 3.500%, (AFC), 8/25/50 144A	75,866	68
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5 3.934%, 9/15/47	540,000	525
KIND Trust, Series 2021-KIND, Class C
6.691%, (US SOFR 1 Month plus 1.865%), 8/15/38 144A	575,838	535
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class C
5.942%, (US SOFR 1 Month plus 1.115%), 12/15/37 144A	157,500	150
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class D
6.192%, (US SOFR 1 Month plus 1.365%), 12/15/37 144A	116,250	110
LSTAR Commercial Mortgage Trust, Series 2017-5, Class AS 4.021%, 3/10/50 144A	340,000	305

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Mello Mortgage Capital Acceptance, Series 2021-INV3, Class A4 2.500%, (AFC), 10/25/51 144A	403,070	348
MFRA Trust, Series 2021-INV1, Class A1 0.852%, (AFC), 1/25/56 144A	134,553	119
MFRA Trust, Series 2021-NQM2, Class A2 1.317%, (AFC), 11/25/64 144A	127,634	104
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS 4.110%, (AFC), 10/15/47	185,000	178
Morgan Stanley Capital I Trust, Series 2014- 150E, Class A 3.912%, 9/9/32 144A	610,000	515
Morgan Stanley Capital I Trust, Series 2019- MEAD, Class D 3.177%, (CSTR), 11/10/36 144A	480,000	417
Morgan Stanley Capital I Trust, Series 2019- NUGS, Class D
6.484%, (ICE LIBOR USD 1 Month plus 1.800%), 12/15/36 144A	315,000	247
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class A4 2.500%, (AFC), 5/25/51 144A	145,040	127
New Orleans Hotel Trust, Series 2019-HNLA, Class B
5.973%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	606,569	576
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6 2.500%, (AFC), 6/25/51 144A	295,044	255
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A7 2.500%, (AFC), 9/25/51 144A	847,970	734
NLT Trust, Series 2021-INV2, Class A3 1.520%, (AFC), 8/25/56 144A	231,130	183
OBX Trust, Series 2019-EXP2, Class 2A2
5.456%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/59 144A	61,159	58
OBX Trust, Series 2019-EXP3, Class 2A1
5.745%, (ICE LIBOR USD 1 Month plus 0.900%), (AFC), 10/25/59 144A	74,983	72
OBX Trust, Series 2020-EXP1, Class 1A8 3.500%, 2/25/60 144A	155,320	138
OBX Trust, Series 2020-EXP1, Class 2A1
5.595%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/60 144A	144,253	133
OBX Trust, Series 2020-EXP1, Class 2A2
5.795%, (ICE LIBOR USD 1 Month plus 0.950%), 2/25/60 144A	85,844	80
OBX Trust, Series 2020-EXP2, Class A8 3.000%, (AFC), 5/25/60 144A	189,942	163
OBX Trust, Series 2020-EXP2, Class A9 3.000%, (AFC), 5/25/60 144A	47,486	41
OBX Trust, Series 2020-EXP3, Class 1A8 3.000%, (AFC), 1/25/60 144A	167,476	144
OBX Trust, Series 2020-INV1, Class A5 3.500%, (AFC), 12/25/49 144A	44,556	40
OBX Trust, Series 2021-J1, Class A4 2.500%, (AFC), 5/25/51 144A	511,338	441
OBX Trust, Series 2021-NQM1, Class A1 1.072%, (AFC), 2/25/66 144A	5,748	5

Short-Term Bond Portfolio

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
OBX Trust, Series 2021-NQM3, Class A1 1.054%, (AFC), 7/25/61 144A	1,135	1
ONE Park Mortgage Trust, Series 2021-PARK, Class B
5.891%, (US SOFR 1 Month plus 1.065%), 3/15/36 144A	755,000	693
ONE Park Mortgage Trust, Series 2021-PARK, Class C
6.041%, (US SOFR 1 Month plus 1.215%), 3/15/36 144A	405,000	371
PSMC Trust, Series 2021-1, Class A11 2.500%, (AFC), 3/25/51 144A	729,201	636
Sequoia Mortgage Trust, Series 2018-CH2, Class A21 4.000%, (AFC), 6/25/48 144A	22,090	21
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	50,953	48
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	3,335	3
Sequoia Mortgage Trust, Series 2018-CH4, Class A2 4.000%, (AFC), 10/25/48 144A	1,750	2
SG Residential Mortgage Trust, Series 2019-3, Class A2 2.877%, (AFC), 9/25/59 144A	88,903	86
SG Residential Mortgage Trust, Series 2020-2, Class A1 1.381%, (AFC), 5/25/65 144A	110,532	95
SG Residential Mortgage Trust, Series 2022-1, Class A1 3.166%, (AFC), 3/27/62 144A	581,868	523
STACR Trust, Series 2021-DNA2, Class M1
5.360%, (US 30 Day Average SOFR plus 0.800%), 8/25/33 144A	11,492	11
STACR Trust, Series 2021-DNA3, Class M2
6.660%, (US 30 Day Average SOFR plus 2.100%), 10/25/33 144A	395,000	382
STACR Trust, Series 2021-DNA5, Class M2
6.210%, (US 30 Day Average SOFR plus 1.650%), 1/25/34 144A	203,601	200
STACR Trust, Series 2021-DNA7, Class M1
5.410%, (US 30 Day Average SOFR plus 0.850%), 11/25/41 144A	221,967	219
STACR Trust, Series 2021-DNA7, Class M2
6.360%, (US 30 Day Average SOFR plus 1.800%), 11/25/41 144A	375,000	356
STACR Trust, Series 2021-HQA1, Class M1
5.260%, (US 30 Day Average SOFR plus 0.700%), 8/25/33 144A	3,415	3
STACR Trust, Series 2022-DNA2, Class M1A
5.860%, (US 30 Day Average SOFR plus 1.300%), 2/25/42 144A	252,245	250
STACR Trust, Series 2022-DNA3, Class M1A
6.560%, (US 30 Day Average SOFR plus 2.000%), 4/25/42 144A	577,887	578
STACR Trust, Series 2022-DNA4, Class M1A
6.760%, (US 30 Day Average SOFR plus 2.200%), 5/25/42 144A	641,922	645

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
STACR Trust, Series 2022-DNA5, Class M1A
7.510%, (US 30 Day Average SOFR plus 2.950%), 6/25/42 144A	618,452	629
STACR Trust, Series 2022-DNA6, Class M1A
6.710%, (US 30 Day Average SOFR plus 2.150%), 9/25/42 144A	202,661	203
STACR Trust, Series 2022-HQA1, Class M1A
6.660%, (US 30 Day Average SOFR plus 2.100%), 3/25/42 144A	701,402	701
STACR Trust, Series 2022-HQA3, Class M1A
6.860%, (US 30 Day Average SOFR plus 2.300%), 8/25/42 144A	297,985	299
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3 2.916%, (AFC), 9/27/49 144A	181,793	172
Starwood Mortgage Residential Trust, Series 2020-1, Class A2 2.408%, (AFC), 2/25/50 144A	186,788	177
Starwood Mortgage Residential Trust, Series 2021-2, Class A1 0.943%, (AFC), 5/25/65 144A	158,220	141
Starwood Mortgage Residential Trust, Series 2021-4, Class A1 1.162%, (AFC), 8/25/56 144A	655,448	541
Toorak Mortgage Corp., Series 2021-INV1, Class A2 1.409%, (AFC), 12/31/99 144A	126,197	107
Towd Point Mortgage Trust, Series 2022-4, Class A1 3.750%, (AFC), 9/25/62 144A	924,772	864
United Wholsale Mortgage LLC, Series 2021- INV2, Class A4 2.500%, (AFC), 9/25/51 144A	156,645	135
United Wholsale Mortgage LLC, Series 2021- INV5, Class B 2.500%, (AFC), 1/25/52 144A	184,018	159
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	93,957	91
Verus Securitization Trust, Series 2019-INV2, Class A2 3.117%, (AFC), 7/25/59 144A	125,818	121
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A Σ	77,140	73
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	103,729	100
Verus Securitization Trust, Series 2020-5, Class A3 1.733%, (AFC), 5/25/65 144A Σ	79,527	73
Verus Securitization Trust, Series 2020-INV1, Class A1 1.977%, (AFC), 4/25/60 144A	46,808	46
Verus Securitization Trust, Series 2021-1, Class A1 0.815%, (AFC), 1/25/66 144A	97,605	82
Verus Securitization Trust, Series 2021-1, Class A3 1.155%, (AFC), 1/25/66 144A	79,682	65

Short-Term Bond Portfolio

Structured Products (29.7%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-2, Class A1 1.031%, (AFC), 2/25/66 144A	178,176	151
Verus Securitization Trust, Series 2021-2, Class A2 1.052%, (AFC), 1/25/66 144A	135,459	112
Verus Securitization Trust, Series 2021-5, Class A3 1.373%, (AFC), 9/25/66 144A	221,139	173
Verus Securitization Trust, Series 2021-7, Class A1 1.829%, (AFC), 10/25/66 144A	839,956	711
Verus Securitization Trust, Series 2021-R1, Class A2 1.057%, (AFC), 10/25/63 144A	60,594	54
Verus Securitization Trust, Series 2021-R2, Class A1 0.918%, (AFC), 2/25/64 144A	181,464	155
Verus Securitization Trust, Series 2022-1, Class A3 3.288%, (AFC), 1/25/67 144A	909,747	765
Verus Securitization Trust, Series 2022-6, Class A1 4.910%, (AFC), 6/25/67 144A ∑	235,406	230
Vista Point Securitization Trust, Series 2020-2, Class A3 2.496%, (AFC), 4/25/65 144A	52,248	46
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.020%, 7/15/58	51,622	50
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A17 3.000%, (AFC), 5/25/50 144A	35,131	30
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3 2.500%, (AFC), 12/25/50 144A	615,736	537
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5 3.917%, 10/15/57	575,000	557
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5 4.045%, 3/15/47	325,000	319

Total		63,104

Total Structured Products (Cost: $122,479)		114,814

Total Investments (98.9%) (Cost: $397,679)@		382,792

Other Assets, Less Liabilities (1.1%)		4,220

Net Assets (100.0%)		387,012

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Short	USD	8,400	84	6/23	$9,199	$(196)	$(19)

Short-Term Bond Portfolio

Futures (continued)

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Ten-Year US Treasury Note Future	Short	USD	5,000	50	6/23	$5,746	$(166)	$(17)
Two-Year US Treasury Note Future	Long	USD	82,600	413	6/23	85,265	974	58
Ultra Long Term US Treasury Bond Future	Short	USD	900	9	6/23	1,270	(52)	(12)
Ultra Ten-Year US Treasury Note Future	Short	USD	4,300	43	6/23	5,209	(150)	(24)
							$410	$(14)

	Financial Derivative Assets				Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$58	$58	$–	$(72)	$(72)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2023, the aggregate value of these securities was $4,602 (in thousands), representing 1.2% of net assets.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023 the value of these securities (in thousands) was $138,978 representing 35.9% of the net assets.

b	Part or all of the security has been pledged as collateral.
S	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
π	Amount is less than one thousand.
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $397,679 and the net unrealized depreciation of investments based on that cost was $14,477 which is comprised of $1,548 aggregate gross unrealized appreciation and $16,025 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$417	$—
Corporate Bonds	—	189,592	—
Governments	—	77,969	—
Structured Products	—	114,814	—
Other Financial Instruments^
Futures	974	—	—

Total Assets:	$974	$382,792	$—

Liabilities:
Other Financial Instruments^
Futures	(564)	—	—

Total Liabilities:	$(564)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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